Financial Instruments - Investments in Debt Securities (Details) $ in Millions	Dec. 31, 2016 USD ($)
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Debt securities maturities within 1 year	$ 14,371
Debt securities maturities over 1 to 5 years	3,898
Debt securities maturities over 5 to 10 years	1,579
Debt securities maturities after 10 Years	26
Total debt securities	19,873
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2,783	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	2,727	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	1,557	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	23	[1]
Available-for-sale securities, debt maturities, total	7,089	[1]
Western European, Asian, Scandinavian and Other Government Debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	4,661	[2]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	432	[2]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, total	5,093	[2]
U.S. government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2,134
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	88
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale securities, debt maturities, total	2,222
Western European, Scandinavian, Australian and other government agency debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	1,746	[2]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	137	[2]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, total	1,883	[2]
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	910	[2]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	294	[2]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[2]
Available-for-sale securities, debt maturities, total	1,204	[2]
Other Asset-backed Debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	367	[3]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	217	[3]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	18	[3]
Available-for-sale securities, debt maturities, over 10 years, fair value	3	[3]
Available-for-sale securities, debt maturities, total	605	[3]
Government National Mortgage Association Certificates and other U.S. Government guaranteed asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	535
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	0
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale securities, debt maturities, total	535
Time deposits and other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	1,000
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	1
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	3
Held-to-maturity securities, debt maturities, over 10 years, fair value	0
Held-to-maturity securities, debt maturities, total	1,004
Western European and government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	236	[2]
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	2	[2]
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	0	[2]
Held-to-maturity securities, debt maturities, over 10 years, fair value	0	[2]
Held-to-maturity securities, debt maturities, total	$ 238	[2]

[1]	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.
[2]	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.
[3]	Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.